Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended		22 Months Ended	25 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Jul. 31, 2012
Income Statement [Abstract]
Revenue	$ 74	$ 3,128	$ 5,920	$ 4,657	$ 10,577	$ 10,651
Cost of Sales	40	1,140	2,290	3,069	5,359	5,399
Gross margin	34	1,988	3,630	1,588	5,218	5,252
Expenses:
Advertising and promotion	0	0	3,419	0	3,419	3,419
General and administrative expenses	11,712	17,653	57,802	15,940	73,742	85,454
Net loss	$ (11,678)	$ (15,665)	$ (57,591)	$ (14,352)	$ (71,943)	$ (83,621)
Basic and diluted net loss per common share	$ 0.00	$ 0.00	$ 0.01	$ 0.00
Weighted average number of common shares outstanding	4,011,600	4,011,600	4,011,600	3,713,685